UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 94.4%
Corporate — 4.0%
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,123,210
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,341,120
		3,464,330
County/City/Special District/School District — 37.6%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,684,520
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,334,980
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,790,400
County of Hillsborough Florida, RB, (AMBAC), 5.00%, 11/01/20	5,545	6,114,305
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,445,600
County of Northern Palm Beach Florida Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,012,770
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	564,710
Indian River County School Board, COP, Refunding, Series A, 5.00%, 7/01/20	1,000	1,159,150
Miami-Dade County School Board Foundation Inc, COP, Refunding, Series A, 5.00%, 5/01/20	1,250	1,443,375
Palm Beach County School District, COP, Refunding Series B, 5.00%, 8/01/20	3,000	3,491,280
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,015	2,362,524

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (concluded)
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 5/01/49 (a)(b)	$2,425	$1,809,802
		32,213,416
Education — 4.0%
City of Tampa, Refunding RB, 5.00%, 4/01/20	795	910,919
County of Orange Florida Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	803,858
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	555,275
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,123,780
		3,393,832
Health — 14.8%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 4/01/20	500	574,365
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,496,589
County of Marion Florida Hospital District, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/17 (c)	1,500	1,650,825
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	200,342
3.00%, 6/01/16	140	141,943
3.00%, 6/01/17	190	195,012
3.25%, 6/01/18	195	202,049
3.50%, 6/01/19	200	209,412
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,321,288

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (concluded)
County of Palm Beach Florida Health Facilities Authority, Refunding RB (concluded):
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,485,036
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	172,242
		12,649,103
Housing — 0.8%
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	165	168,092
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.70%, 7/01/22	425	435,748
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.63%, 10/01/39	120	121,078
		724,918
State — 12.5%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,204,371
4.00%, 10/01/20	1,105	1,212,737
4.00%, 10/01/21	500	549,040
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 4/01/20 (d)	4,000	3,485,240
Series B-2 (AGM), 4.00%, 10/01/20	655	717,808
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,504,930
		10,674,126
Transportation — 10.8%
County of Broward Florida Fuel System, RB, Lauderdale Fuel Faciilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	181,477

Municipal Bonds	Par (000)	Value
Florida (concluded)
Transportation (concluded)
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	$2,500	$2,890,475
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,588,318
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,751,235
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	641,377
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,321,456
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	926,778
		9,301,116
Utilities — 9.9%
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,379,316
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,665,120
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	579,880
Florida Governmental Utility Authority, Refunding RB:
4.00%, 10/01/20	500	554,230
Lehigh Utility (AGM), 5.00%, 10/01/20	635	736,435
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 4/01/20	530	602,207
		8,517,188
Total Municipal Bonds in Florida		80,938,029
Guam — 0.6%
Utilities — 0.6%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	100	114,640

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Guam (concluded)
Utilities (concluded)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$361,606
Total Municipal Bonds in Guam		476,246
U.S. Virgin Islands — 3.1%
State — 3.1%
Virgin Islands Public Finance Authority, RB, Series A:
5.00%, 10/01/18	590	648,717
5.00%, 10/01/19	1,810	2,023,489
Total Municipal Bonds in U.S. Virgin Islands		2,672,206
Total Municipal Bonds — 98.1%		84,086,481

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Florida — 0.2%
Housing — 0.2%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	204	207,849
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.2%		207,849
Total Long-Term Investments (Cost — $80,757,676) — 98.3%		84,294,330

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	981,083	$981,083
Total Short-Term Securities (Cost — $981,083) — 1.1%		981,083
Total Investments (Cost — $81,738,759) — 99.4%		85,275,413
Other Assets Less Liabilities — 0.8%		622,173
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.2%)		(133,999)
Net Assets Applicable to Common Shares — 100.0%		$85,763,587

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$81,601,255
Gross unrealized appreciation	$4,836,533
Gross unrealized depreciation	(1,296,353)
Net unrealized appreciation	$3,540,180

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

(f)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	123,907	857,176	981,083	$530

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2015	4

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Trust's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$84,294,330	—	$84,294,330
Short-Term Securities	$981,083	—	—	981,083
Total	$981,083	$84,294,330	—	$85,275,413

[1]	See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, TOB Trust Certificates of $133,978 are categorized as Level 2 within the disclosure hierarchy.

During the ended April 30, 2015, there were no transfers between levels.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2015